Summary of significant accounting policies - Advertising, Warranties, Income taxes, Segments (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) segment	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Basis of Presentation and Summary of Significant Accounting Policies
Marketing and Advertising Expense	$ 2,709,488	$ 1,831,526	$ 1,926,172
Standard Product Warranty Disclosure
Warranty period, original installation of the material and workmanship	1 year
Warranty period, certain systems such as plumbing, electrical and HVAC	2 years
Warranty period, structural integrity of the home	10 years
Costs to homebuyers for repairs under warranty	$ 0
Income Tax Disclosure
Income tax expense	0	0	0
Income tax liability	0	0	0
Liability for uncertain tax positions	$ 0	$ 0	$ 0
Segment Reporting
Number of reporting segments | segment	1
Number of operating segments | segment	1